ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Accounts receivable	7,991,089	85,386
Allowance for uncollectible accounts receivable	(62,505)	(70,139)
Accounts receivable, net	7,928,584	15,247